Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2024	2025
Freehold buildings	$2,387,718	$2,631,141
Freehold land	857,653	945,089
Leasehold improvements	619,912	829,128
Equipment	375,838	458,161
Furniture and fixtures	208,511	266,054
Computers	12,106	13,338
Total	4,461,738	5,142,911
Less: accumulated depreciation	(795,984)	(1,123,383)
Total property and equipment, net	$3,665,754	$4,019,528

The Group recorded depreciation expenses of property and equipment of US$311,459, US$248,627 and US$240,032 for the years ended December 31, 2023, 2024 and 2025, respectively.

For the years ended December 31, 2023, 2024 and 2025, the Group recorded a gain from disposal of property and other equipment of US$4,094, US$33,875 and US$556, respectively.